Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000172512 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000172512 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172512 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172512 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000172512 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000172512 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%
C000172513 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000172513 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172513 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172513 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000172513 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000172513 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%
C000172514 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000172514 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172514 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172514 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000172514 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000172514 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%
C000032709 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000032709 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000032709 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000032709 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000032709 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000032709 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%
C000172515 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000172515 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172515 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172515 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000172515 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000172515 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%
C000172516 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000172516 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172516 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172516 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000172516 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000172516 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%
C000172520 | 1 - 7 Days
Holdings [Line Items]
Percent of Total Investments	43.20%
C000172520 | 8 - 30 Days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172520 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172520 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000172520 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	19.10%
C000172520 | Over 180 Days
Holdings [Line Items]
Percent of Total Investments	19.70%